Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN INCOME FUND
Entity Central Index Key	0000717854
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032333
Shareholder Report [Line Items]
Fund Name	Elfun Income Fund
Trading Symbol	EINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Income Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Income Fund	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 141,234,636
Holdings Count | Holding	1,224
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$141,234,636
# of Portfolio Holdings	1,224
Portfolio Turnover Rate	28%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Bonds and Notes	96.8%
Short-Term Investments	20.4%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	1.9%
1 to 2 Years	8.8%
2 to 3 Years	6.0%
3 to 5 Years	15.3%
5 to 10 Years	37.5%
10 to 20 Years	9.2%
20 to 30 Years	18.6%
Greater than 30 Years	19.9%